Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables, due from JSAT International, Inc.	$ 12.2	$ 12.2